Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Series A redeemable convertible preferred shares
Preferred shares par value (in Dollars per share) | $ / shares		$ 0.016		$ 0.016
Preferred shares authorised			724,939
Preferred shares issued			724,939
Preferred shares outstanding			724,939
Preferred shares redemption value (in Dollars and Yuan Renminbi) | ¥			¥ 78,343,351
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 78,343,351
Series A-1 redeemable convertible preferred shares
Preferred shares par value (in Dollars per share) | $ / shares		0.016		0.016
Preferred shares authorised			276,940
Preferred shares issued			276,940
Preferred shares outstanding			276,940
Preferred shares redemption value (in Dollars and Yuan Renminbi) | ¥			¥ 65,189,547
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 65,189,547
Series B redeemable convertible preferred shares
Preferred shares par value (in Dollars per share) | $ / shares		0.016		0.016
Preferred shares authorised			227,751
Preferred shares issued			227,751
Preferred shares outstanding			227,751
Preferred shares redemption value (in Dollars and Yuan Renminbi) | ¥			¥ 90,688,766
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 90,688,766
Series B-1 redeemable convertible preferred shares
Preferred shares par value (in Dollars per share) | $ / shares		0.016		0.016
Preferred shares authorised			228,813
Preferred shares issued			228,813
Preferred shares outstanding			228,813
Preferred shares redemption value (in Dollars and Yuan Renminbi) | ¥			¥ 100,365,667
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 100,365,667
Series B-2 redeemable convertible preferred share
Preferred shares par value (in Dollars per share) | $ / shares		0.016		0.016
Preferred shares authorised	454,739		454,739
Preferred shares issued			387,525
Preferred shares outstanding			387,525
Preferred shares redemption value (in Dollars and Yuan Renminbi) | ¥			¥ 181,300,496
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 181,300,496
Series C redeemable convertible preferred shares
Preferred shares par value (in Dollars per share) | $ / shares		0.016		0.016
Preferred shares authorised			654,013
Preferred shares issued			290,409
Preferred shares outstanding			290,409
Preferred shares redemption value (in Dollars and Yuan Renminbi) | ¥			¥ 151,311,737
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 151,311,737
Series C-1 redeemable convertible preferred shares
Preferred shares par value (in Dollars per share) | $ / shares		0.016		0.016
Preferred shares authorised			2,733,158
Preferred shares issued			2,370,939
Preferred shares outstanding			2,370,939
Preferred shares redemption value (in Dollars and Yuan Renminbi) | ¥			¥ 701,320,497
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 701,320,497
Class A Ordinary Shares
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		0.016		0.016
Common Stock, Shares Authorized	55,248,154		55,248,154
Common Stock, Shares, Issued	20,028,168		5,638,277
Common Stock, Shares, Outstanding	20,028,168		5,638,277
Class B Ordinary Shares
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		0.016		0.016
Common Stock, Shares Authorized	875,000		875,000
Common Stock, Shares, Issued	875,000		875,000
Common Stock, Shares, Outstanding	875,000		875,000
Series seed convertible preferred shares
Preferred shares par value (in Dollars per share) | $ / shares		$ 0.016		$ 0.016
Preferred shares authorised			1,076,501
Preferred shares issued			1,076,501
Preferred shares outstanding			1,076,501
Preferred shares liquidation value (in Dollars and Yuan Renminbi) | ¥			¥ 37,307,022